Related party transactions - Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Carrying amount	€ 4,653	€ 5,576
Share of results	9	22	€ 12
Dividend income	8	5	6
Share of shareholders' equity	243	233	165
Sales	87	115	153
Purchases	(144)	(177)	(193)
Trade receivables	45	31	22
Trade payables	(29)	(26)	€ (38)
Nokia Unterstutzungsgesellschaft mbH
Related party transactions
Carrying amount	€ 40	43
Interest rate (as percentage)	6.00%
Notice period	90 days
Associates
Related party transactions
Financing commitments	€ 4	€ 6